Shareholders’ Equity - Schedule of Company’s Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Company’s Option Activity [Abstract]
Number of options, Outstanding	10,472,033	5,854,611
Weighted- average exercise price, Outstanding	$ 4.93	$ 6.02
Weighted- average remaining contractual term (in years), Outstanding	6 years 2 months 23 days	6 years 4 months 9 days
Aggregate intrinsic value, Outstanding	$ 179,030	$ 58,459
Number of options, Exercisable		3,940,323
Weighted- average exercise price, Exercisable		$ 5.01
Weighted- average remaining contractual term (in years), Exercisable		5 years 11 months 8 days
Aggregate intrinsic value, Exercisable		$ 43,323
Number of options, Exercised		4,440,875
Weighted- average exercise price, Exercised		$ 3.4
Number of options, Forfeited		176,547
Weighted- average exercise price, Forfeited		$ 7.29